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Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2025 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 97.1%

NEW YORK – 97.1%

AIRPORT – 8.3%

New York Transportation Development Corp., NY, Revenue Bonds, (Terminal 4 John F. Kennedy International Airport Project), (Series P), 5.00%, 12/01/30	$1,000,000	$1,061,430

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, (Series 231ST), 5.00%, 08/01/31	1,000,000	1,085,438

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds,(Series 242), 5.00%, 12/01/39	1,000,000	1,063,857

TOTAL AIRPORT		$3,210,725

DEVELOPMENT – 4.7%

Battery Park City Authority, NY, Revenue Bonds, 5.00%, 11/01/41	500,000	557,639

New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,095,000	1,258,878

TOTAL DEVELOPMENT		$1,816,517

EDUCATION – 8.6%

Build NYC Resource Corp., NY, Revenue Bonds, (Success Academy Charter School), 5.00%, 09/01/32	850,000	932,769

New York State Dormitory Authority, NY, Revenue Bonds, (AGM St. Aid Withhldg), 5.00%, 10/01/32	1,000,000	1,137,929

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Brooklyn Law School), (Series A), 5.00%, 07/01/33	1,200,000	1,248,937

New York State Dormitory Authority, NY, Prerefunded Revenue Bonds, School District, School Improvements, (Series A), (AGM), 5.00%, 10/01/29	5,000	5,371

TOTAL EDUCATION		$3,325,006

GENERAL – 23.2%

Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 02/15/33	1,175,000	1,217,869

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, 5.00%, 07/01/31	565,000	631,423

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (Lincoln Center For Performing Arts), (Series A), 4.00%, 12/01/34	1,600,000	1,660,514

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Cash Flow Management, (Series A-1), 5.25%, 08/01/42	800,000	876,708

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 05/01/34	800,000	817,244

Description	Par Value	Value

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series E-1), 4.00%, 02/01/38	$655,000	$665,817

New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 03/15/32	2,000,000	2,056,643

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), 4.00%, 03/15/37	1,000,000	1,023,258

TOTAL GENERAL		$8,949,476

GENERAL OBLIGATIONS – 13.0%

Binghamton, NY, GO, Public Facilities, AD Valorem Property Tax, (BAM), 4.00%, 04/15/32	500,000	527,952

New York, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Series A) 5.00%, 08/01/29	250,000	272,795
5.00%, 08/01/31	250,000	279,979

New York, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series A-1), 5.00%, 09/01/38	1,000,000	1,106,151

North Hempstead, NY, GO, Public Improvements, AD Valorem Property Tax, (Series A), (BAM), 4.00%, 03/15/42	650,000	664,582

Saratoga County, NY, GO, Refunding Notes, AD Valorem Property Tax, 4.00%, 09/01/44	500,000	502,685

Suffolk County, NY, GO, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 06/15/33	500,000	564,759

Yonkers, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), (BAM), 5.00%, 05/01/30	1,000,000	1,094,000

TOTAL GENERAL OBLIGATIONS		$5,012,903

HIGHER EDUCATION – 16.5%

Albany Capital Resource Corp., NY, Refunding Revenue Bonds, (Albany Law School of Union University Project), (Series A), 5.00%, 07/01/29	1,195,000	1,218,753

Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, (The Culinary Institute of America), 5.00%, 07/01/32	1,040,000	1,074,852

Hempstead Town Local Development Corp., NY, Revenue Bonds, University & College Improvements, (Hofstra University Project), (Series A), 5.00%, 07/01/33	725,000	798,999

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (The Juilliard School), (Series A), 5.00%, 01/01/33	1,025,000	1,100,686

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), (NATL), 5.75%, 07/01/27	1,295,000	1,343,827

January 31, 2025 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (St. John’s University), (Series A) , 5.00%, 07/01/30	$800,000	$833,507

TOTAL HIGHER EDUCATION		$6,370,624

MEDICAL – 4.6%

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Montefiore Obligated Group), (Series A), 5.00%, 09/01/29	1,000,000	1,059,135

New York State Dormitory Authority, NY, Revenue Bonds, (Northwell Health Obligated Group), (Series A), 4.00%, 05/01/38	500,000	509,692

New York State Dormitory Authority, NY, Refunding Revenue Bonds, (NYU Langone Hospitals Obligated Group), (Series A), 5.00%, 07/01/34	175,000	202,379

TOTAL MEDICAL		$1,771,206

POWER – 2.8%

Utility Debt Securitization Authority, NY, Refunding Revenue Bonds, (Series TE), 5.00%, 12/15/38	950,000	1,064,603

SCHOOL DISTRICT – 4.1%

Corning City School District, NY, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 4.00%, 06/15/37	500,000	520,015

Springville-Griffith Institiute Central School District, NY, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 4.00%, 06/15/33	1,000,000	1,072,128

TOTAL SCHOOL DISTRICT		$1,592,143

TRANSPORTATION – 4.9%

Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/29	1,530,000	1,616,533

Description	Par Value	Value

Triborough Bridge & Tunnel Authority, NY, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/15/36	$245,000	$254,448

TOTAL TRANSPORTATION		$1,870,981

UTILITIES – 2.1%

Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series A), 5.00%, 09/01/34	750,000	825,230

WATER – 4.3%

New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, (Series FF), 5.00%, 06/15/34	750,000	804,643

New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series EE), 5.00%, 06/15/31	750,000	847,941

TOTAL WATER		$1,652,584

TOTAL NEW YORK		$37,461,998

TOTAL MUNICIPAL BONDS (Cost $38,548,269)		$37,461,998

	Number of Shares

MONEY MARKET FUND – 1.9%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%^	741,228	741,228

TOTAL MONEY MARKET FUND (Cost $741,228)		$741,228

TOTAL INVESTMENTS – 99.0% (Cost $39,289,497)		$38,203,226
OTHER ASSETS LESS LIABILITIES – 1.0%		371,147

TOTAL NET ASSETS – 100.0%		$38,574,373

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

 The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$37,461,998	$—	$37,461,998
Money Market Fund	741,228	—	—	741,228

Total	$741,228	$37,461,998	$—	$38,203,226

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

^  7-Day net yield.

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington New York Municipal Bond Fund (concluded)

The following acronyms are used throughout this Portfolio of Investments:

AGM	Assured Guaranty Municipal

BAM	Build America Mutual Assurance Company

GO	General Obligation

NATL	National Public Finance Guarantee Corporation

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

January 31, 2025 (unaudited)